UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

The Covered Bridge Fund - Class A (TCBAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	1.79%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The six-month period ended March 31, 2025, marked the beginning of a notable regime shift in market behavior. After reaching a peak on February 19, the S&P 500 corrected sharply amid rising concerns over a potential international trade war and its ripple effects on global economic activity. This environment weighed most heavily on the “Magnificent 7” and other mega-cap growth stocks, which faced headwinds due to their exposure to overseas supply chains and growing dependence on international markets for revenue.

During the period, the S&P 500 declined by 1.99%, while the NASDAQ Composite fell 4.55%. In contrast, dividend-paying equities, the Fund's core area of focus, proved more resilient. The Fund posted a comparatively modest decline of 0.61%, demonstrating the relative stability of our investment approach. Additionally, the CBOE S&P 500 Buy/Write Index returned 2.51%, underscoring the benefit of consistent premium income in a volatile market, an approach aligned with the Fund's use of covered calls. Over the past six months, the Fund continued to deliver on its primary objective of income generation and distributed $0.41 per share, consisting of dividend income, call premium and short-term capital gains.

Energy and Financials were among the top-performing sectors in both the broader market and the Fund. Stability in oil prices during the period supported strong gains from holdings such as Expand Energy Corporation and Chevron Corporation. Large banks also outperformed, benefiting from a more favorable rate environment compared to recent years. Notably, JPMorgan Chase & Co. and Wells Fargo & Company were key contributors to Fund performance within Financials.

Conversely, the Consumer Discretionary sector was a drag on results. Weakening consumer sentiment and compressed margins challenged the group broadly. Within the Fund, holdings such as NIKE, Inc., Target Corporation, and Kohl’s Corporation were among the poorest performers during the period.

Derivatives remain a core component of the Fund’s strategy, used primarily to enhance income and manage risk. Covered call writing provided steady income through the period, helping to mitigate downside volatility. At times, we also implemented protective put positions as a tool to reduce exposure during periods of heightened uncertainty.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The Covered Bridge Fund - with load - $17,268
CBOE S&P 500® BuyWrite Index - $18,646
$20,000
$15,000
$10,000
$5,000
$0
$18,646
$17,268
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	The Covered Bridge Fund - with load	CBOE S&P 500® BuyWrite Index
Mar-2015	$9,474	$10,000
Mar-2016	$9,568	$10,272
Mar-2017	$10,748	$11,525
Mar-2018	$11,370	$12,326
Mar-2019	$11,905	$12,731
Mar-2020	$10,394	$10,729
Mar-2021	$14,366	$14,183
Mar-2022	$15,854	$16,294
Mar-2023	$15,375	$15,176
Mar-2024	$16,816	$16,981
Mar-2025	$17,268	$18,646

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
The Covered Bridge Fund
Without Load	-0.61%	2.69%	10.69%	6.19%
With Load	-5.83%	-2.67%	9.51%	5.61%
CBOE S&P 500® BuyWrite Index	2.51%	9.80%	11.69%	6.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$103,492,996
Number of Portfolio Holdings	85
Advisory Fee (net of waivers)	$499,822
Portfolio Turnover	49%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.0%
Money Market Funds	8.7%
Purchased Options	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 19.6%
Consumer Staples 15.0%
Health Care 10.9%
Energy 8.9%
Money Market Funds 8.7%
Communications 6.9%
Financials 6.4%
Materials 6.4%
Industrials 5.8%
Consumer Discretionary 5.2%
Utilities 4.2%
Real Estate 1.3%
Equity Option -0.2%
Other Assets in Excess of Liabilities 0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity Option	-0.2%
Real Estate	1.3%
Utilities	4.2%
Consumer Discretionary	5.2%
Industrials	5.8%
Materials	6.4%
Financials	6.4%
Communications	6.9%
Money Market Funds	8.7%
Energy	8.9%
Health Care	10.9%
Consumer Staples	15.0%
Technology	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan US Treasury Plus Money Market Fund, Class L	8.5%
Microsoft Corporation	5.1%
Hershey Company (The)	3.0%
QUALCOMM, Inc.	3.0%
Verizon Communications, Inc.	2.7%
Medtronic PLC	2.6%
Exxon Mobil Corporation	2.5%
Pfizer, Inc.	2.4%
United Parcel Service, Inc., Class B	2.5%
Johnson & Johnson	2.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

The Covered Bridge Fund - Class A (TCBAX)

Semi-Annual Shareholder Report - March 31, 2025

Additional information is available on the Fund's website ( thecoveredbridgefund.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TCBAX

The Covered Bridge Fund - Class I (TCBIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	1.54%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The six-month period ended March 31, 2025, marked the beginning of a notable regime shift in market behavior. After reaching a peak on February 19, the S&P 500 corrected sharply amid rising concerns over a potential international trade war and its ripple effects on global economic activity. This environment weighed most heavily on the “Magnificent 7” and other mega-cap growth stocks, which faced headwinds due to their exposure to overseas supply chains and growing dependence on international markets for revenue.

During the period, the S&P 500 declined by 1.99%, while the NASDAQ Composite fell 4.55%. In contrast, dividend-paying equities, the Fund's core area of focus, proved more resilient. The Fund posted a comparatively modest decline of 0.48%, demonstrating the relative stability of our investment approach. Additionally, the CBOE S&P 500 Buy/Write Index returned 2.51%, underscoring the benefit of consistent premium income in a volatile market, an approach aligned with the Fund's use of covered calls. Over the past six months, the Fund continued to deliver on its primary objective of income generation and distributed $0.42 per share, consisting of dividend income, call premium and short-term capital gains.

Energy and Financials were among the top-performing sectors in both the broader market and the Fund. Stability in oil prices during the period supported strong gains from holdings such as Expand Energy Corporation and Chevron Corporation. Large banks also outperformed, benefiting from a more favorable rate environment compared to recent years. Notably, JPMorgan Chase & Co. and Wells Fargo & Company were key contributors to Fund performance within Financials.

Conversely, the Consumer Discretionary sector was a drag on results. Weakening consumer sentiment and compressed margins challenged the group broadly. Within the Fund, holdings such as NIKE, Inc., Target Corporation, and Kohl’s Corporation were among the poorest performers during the period.

Derivatives remain a core component of the Fund’s strategy, used primarily to enhance income and manage risk. Covered call writing provided steady income through the period, helping to mitigate downside volatility. At times, we also implemented protective put positions as a tool to reduce exposure during periods of heightened uncertainty.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The Covered Bridge Fund - $18,691
CBOE S&P 500® BuyWrite Index - $18,646
$20,000
$15,000
$10,000
$5,000
$0
$18,691
$18,646
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	The Covered Bridge Fund	CBOE S&P 500® BuyWrite Index
Mar-2015	$10,000	$10,000
Mar-2016	$10,125	$10,272
Mar-2017	$11,404	$11,525
Mar-2018	$12,090	$12,326
Mar-2019	$12,694	$12,731
Mar-2020	$11,121	$10,729
Mar-2021	$15,402	$14,183
Mar-2022	$17,032	$16,294
Mar-2023	$16,556	$15,176
Mar-2024	$18,169	$16,981
Mar-2025	$18,691	$18,646

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
The Covered Bridge Fund	-0.48%	2.87%	10.94%	6.45%
CBOE S&P 500® BuyWrite Index	2.51%	9.80%	11.69%	6.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$103,492,996
Number of Portfolio Holdings	85
Advisory Fee (net of waivers)	$499,822
Portfolio Turnover	49%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.0%
Money Market Funds	8.7%
Purchased Options	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity Option	-0.2%
Real Estate	1.3%
Utilities	4.2%
Consumer Discretionary	5.2%
Industrials	5.8%
Materials	6.4%
Financials	6.4%
Communications	6.9%
Money Market Funds	8.7%
Energy	8.9%
Health Care	10.9%
Consumer Staples	15.0%
Technology	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan US Treasury Plus Money Market Fund, Class L	8.5%
Microsoft Corporation	5.1%
Hershey Company (The)	3.0%
QUALCOMM, Inc.	3.0%
Verizon Communications, Inc.	2.7%
Medtronic PLC	2.6%
Exxon Mobil Corporation	2.5%
Pfizer, Inc.	2.4%
United Parcel Service, Inc., Class B	2.5%
Johnson & Johnson	2.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

The Covered Bridge Fund - Class I (TCBIX)

Semi-Annual Shareholder Report - March 31, 2025

Additional information is available on the Fund's website ( thecoveredbridgefund.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TCBIX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements
and Additional Information

March 31, 2025

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 90.7%
	AEROSPACE & DEFENSE - 0.6%
5,000	RTX Corporation^	$662,300

	APPAREL & TEXTILE PRODUCTS - 1.4%
22,000	NIKE, Inc., Class B	1,396,560

	BANKING - 5.4%
6,000	JPMorgan Chase & Company ^	1,471,800
40,500	Truist Financial Corporation(c)	1,666,575
42,000	US Bancorp	1,773,240
10,000	Wells Fargo & Company ^(c)	717,900
		5,629,515
	BANKS - 1.0%
25,000	Bank of America Corporation^	1,043,250

	BIOTECH & PHARMA - 8.0%
40,000	Bristol-Myers Squibb Company(c)	2,439,600
7,000	Gilead Sciences, Inc. ^	784,350
15,000	Johnson & Johnson(c)	2,487,600
100,000	Pfizer, Inc. (c)	2,534,000
		8,245,550
	CABLE & SATELLITE - 0.9%
26,000	Comcast Corporation, Class A	959,400

	CHEMICALS - 5.7%
13,000	Avery Dennison Corporation(c)	2,313,610
7,500	CF Industries Holdings, Inc.	586,125
75,000	Chemours Company(c)	1,014,750
40,000	Nutrien Ltd. (c)	1,986,800
		5,901,285
	DIVERSIFIED INDUSTRIALS - 2.7%
4,000	Eaton Corp plc	1,087,320
8,000	Honeywell International, Inc. ^	1,694,000
		2,781,320

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	ELECTRIC UTILITIES - 4.2%
31,100	Dominion Energy, Inc. ^	$1,743,777
6,500	Duke Energy Corporation^	792,805
26,000	SEMPRA	1,855,360
		4,391,942
	ENTERTAINMENT CONTENT - 1.9%
20,000	Walt Disney Company ^	1,974,000

	FOOD - 7.1%
28,000	General Mills, Inc.	1,674,120
18,000	Hershey Company ^(c)	3,078,540
37,500	Hormel Foods Corporation(c)	1,160,250
47,000	Kraft Heinz Company	1,430,210
		7,343,120
	HEALTH CARE FACILITIES & SERVICES - 0.4%
700	UnitedHealth Group, Inc.	366,625

	HOUSEHOLD PRODUCTS - 1.0%
6,000	Procter & Gamble Company ^	1,022,520

	LEISURE FACILITIES & SERVICES - 0.7%
7,500	Starbucks Corporation^	735,675

	LEISURE PRODUCTS - 0.6%
10,000	Hasbro, Inc.	614,900

	MEDICAL EQUIPMENT & DEVICES - 2.6%
30,000	Medtronic PLC ^(c)	2,695,800

	METALS & MINING - 0.8%
40,000	Barrick Gold Corporation^	777,600

	OIL & GAS PRODUCERS - 7.1%
14,000	Chevron Corporation^	2,342,060
10,000	EOG Resources, Inc. ^	1,282,400

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	OIL & GAS PRODUCERS - 7.1% (Continued)
10,000	Expand Energy Corporation^	$1,113,200
22,000	Exxon Mobil Corporation^(c)	2,616,460
		7,354,120
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
45,000	Schlumberger N.V.	1,881,000

	REAL ESTATE INVESTMENT TRUSTS - 1.3%
45,000	Weyerhaeuser Company	1,317,600

	RETAIL - CONSUMER STAPLES - 3.8%
12,000	Dollar General Corporation^	1,055,160
15,000	Target Corporation	1,565,400
120,000	Walgreens Boots Alliance, Inc. (c)	1,340,400
		3,960,960
	RETAIL - DISCRETIONARY - 2.6%
6,000	Home Depot, Inc.	2,198,940
56,000	Kohl’s Corporation	458,080
		2,657,020
	SEMICONDUCTORS - 6.0%
70,000	Intel Corporation(c)	1,589,700
31,000	Microchip Technology, Inc.	1,500,710
20,000	QUALCOMM, Inc. (c)	3,072,200
		6,162,610
	SOFTWARE - 6.8%
14,000	Microsoft Corporation(c)	5,255,460
13,000	Oracle Corporation(c)	1,817,530
		7,072,990
	TECHNOLOGY HARDWARE - 3.1%
12,500	Cisco Systems, Inc. ^	771,375
20,000	Corning, Inc.	915,600
100,000	Hewlett Packard Enterprise Company^	1,543,000
		3,229,975
	TECHNOLOGY SERVICES - 3.7%
7,500	Accenture plc, Class A^	2,340,300

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares					Fair Value
	COMMON STOCKS — 90.7% (Continued)
	TECHNOLOGY SERVICES - 3.7% (Continued)
6,000	International Business Machines Corporation^				$1,491,960
					3,832,260
	TELECOMMUNICATIONS - 4.0%
50,000	AT&T, Inc. (c)				1,414,000
61,000	Verizon Communications, Inc. (c)				2,766,960
					4,180,960
	TOBACCO & CANNABIS - 0.9%
15,000	Altria Group, Inc.				900,300

	TRANSPORTATION & LOGISTICS - 2.4%
23,000	United Parcel Service, Inc., Class B^(c)				2,529,770

	WHOLESALE - CONSUMER STAPLES - 2.2%
30,000	Sysco Corporation(c)				2,251,200

	TOTAL COMMON STOCKS (Cost $115,559,294)				93,872,127

	SHORT-TERM INVESTMENTS — 8.6%
	MONEY MARKET FUNDS - 8.6%
135,130	First American Treasury Obligations Fund, Class X, 4.25%(a)				135,130
8,827,096	JPMorgan US Treasury Plus Money Market Fund, Class L, 4.17%(a)				8,827,096
	TOTAL MONEY MARKET FUNDS (Cost $8,962,226)				8,962,226

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,962,226)				8,962,226

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED* - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
100	SPDR S&P 500 ETF Trust	07/18/2025	$580	$5,593,900	$294,800
	TOTAL PUT OPTIONS PURCHASED (Cost - $112,571)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $112,571)				294,800

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

	TOTAL INVESTMENTS - 99.6% (Cost $124,634,091)				$103,129,153
	CALL OPTIONS WRITTEN - (0.5)% (Premiums received - $426,360)				(526,270)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%				890,113
	NET ASSETS - 100.0%				$103,492,996

Contracts(b)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS* - (0.5)%
	CALL OPTIONS WRITTEN- (0.5)%
25	Accenture plc	04/17/2025	$300	$780,100	$36,500
100	Bank of America Corporation	04/17/2025	42	417,300	12,700
200	Barrick Gold Corporation	04/17/2025	19	388,800	16,800
70	Chevron Corporation	04/17/2025	165	1,171,030	32,690
65	Cisco Systems, Inc.	04/17/2025	60	401,115	13,650
60	Dollar General Corporation	04/17/2025	85	527,580	25,740
100	Dominion Energy, Inc.	04/17/2025	55	560,700	18,500
35	Duke Energy Corporation	04/17/2025	120	426,895	11,375
50	EOG Resources, Inc.	04/17/2025	129	641,200	15,300
50	Expand Energy Corporation	04/17/2025	110	556,600	18,000
40	Exxon Mobil Corporation	04/17/2025	115	475,720	20,440
70	Gilead Sciences, Inc.	04/17/2025	106	784,350	48,825
30	Hershey Company	04/17/2025	170	513,090	14,670
250	Hewlett Packard Enterprise Company	04/17/2025	15	385,750	19,000
40	Honeywell International, Inc.	04/17/2025	210	847,000	20,000
30	International Business Machines Corporation	04/17/2025	240	745,980	36,300
20	JPMorgan Chase & Company	04/17/2025	230	490,600	31,200
150	Medtronic plc	04/17/2025	88	1,347,900	45,300
30	Procter & Gamble Company	04/17/2025	165	511,260	21,150
25	RTX Corporation	04/17/2025	130	331,150	10,125
75	Starbucks Corporation	04/17/2025	100	735,675	12,375
7	UnitedHealth Group, Inc.	04/17/2025	500	366,625	24,710
55	Walt Disney Company	04/17/2025	100	542,850	9,570
50	Wells Fargo & Company	04/17/2025	73	358,950	11,350
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $426,360)				526,270

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $426,360)				$526,270

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

*	Non-income producing security.

^	Security is subject written call options.

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	All or portion of the security is pledged as collateral for written options.

See accompanying notes to financial statements.

The Covered Bridge Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments in Securities at Value (cost $124,634,091)	$103,129,153
Deposits with Broker for Options Written	986,100
Receivable for Fund Shares Sold	331,624
Dividend and Interest Receivable	164,253
Prepaid Expenses and Other Assets	26,455
Total Assets	104,637,585

Liabilities:
Options Written, at value (premiums received $426,360)	526,270
Payable for Investments Purchased	304,157
Payable for Fund Shares Redeemed	173,172
Investment Advisory Fees Payable	90,504
Payable to Related Parties	28,141
Distribution (12b-1) Fees Payable	1,941
Accrued Expenses and Other Liabilities	20,404
Total Liabilities	1,144,589

Net Assets	$103,492,996

Class A Shares:
Net Assets (Unlimited shares of no par value beneficial interest authorized; (1,024,357 shares of beneficial interest outstanding)	$8,963,611
Net Asset Value and Redemption Price Per Share (a) ($8,963,611/1,024,357 shares of beneficial interest outstanding)	$8.75
Maximum Offering Price Per Share (Maximum sales charge of 5.25%)	$9.23

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; (10,885,923 shares of beneficial interest outstanding)	$94,529,385
Net Asset Value, Offering and Redemption Price Per Share (a) ($94,529,385/10,885,923 shares of beneficial interest outstanding)	$8.68

Composition of Net Assets:
Paid-in-Capital	$120,309,317
Accumulated Losses	(16,816,321)
Net Assets	$103,492,996

(a)	The Fund charges a fee of 1% on redemptions of shares held for less than 90 days.

See accompanying notes to financial statements.

The Covered Bridge Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2025

Investment Income:
Dividend Income (Less $6,615 Foreign Taxes)	$1,552,028
Interest Income	201,309
Total Investment Income	1,753,337

Expenses:
Investment Advisory Fees	535,203
Administration Fees	77,796
Interest Expense	76,345
Transfer Agent Fees	36,183
Third Party Administrative Servicing Fees	27,396
Fund Accounting Fees	25,800
Registration & Filing Fees	24,932
Chief Compliance Officer Fees	14,620
Distribution (12b-1) Fees - Class A	12,197
Audit Fees	10,600
Legal Fees	10,470
Custody Fees	7,102
Trustees’ Fees	5,969
Printing Expense	4,811
Insurance Expense	1,302
Miscellaneous Expenses	2,193
Total Expenses	872,919
Less: Fee Waived by Adviser	(35,381)
Net Expenses	837,538
Net Investment Income	915,799

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments and Options Purchased	4,585,474
Options Written	2,456,127
Total Net Realized Gain	7,041,601

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Options Purchased	(8,595,990)
Options Written	140,754
Foreign Currency Translations	(85)
Total Net Change in Unrealized Depreciation	(8,455,321)

Net Realized and Unrealized Loss on Investments	(1,413,720)

Net Decrease in Net Assets Resulting From Operations	$(497,921)

See accompanying notes to financial statements.

The Covered Bridge Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2025	September 30, 2024
	(Unaudited)
Operations:
Net Investment Income	$915,799	$2,211,334
Net Realized Gain	7,041,601	8,234,787
Net Change in Unrealized Appreciation (Depreciation)	(8,455,321)	7,203,695
Net Increase (Decrease) in Net Assets Resulting From Operations	(497,921)	17,649,816

Distributions to Shareholders From:
Distributable Earnings
Class A ($0.40 and $0.74, respectively)	(436,083)	(955,205)
Class I ($0.42 and $0.76, respectively)	(4,515,851)	(8,500,851)
Net Decrease in Net Assets From Distributions to Shareholders	(4,951,934)	(9,456,056)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (1,650 and 11,084 shares, respectively)	14,832	100,197
Distributions Reinvested (47,908 and 104,769 shares, respectively)	427,153	937,834
Redemption Fee Proceeds	6	524
Cost of Shares Redeemed (160,531 and 716,933 shares, respectively)	(1,431,685)	(6,343,894)
Total Class A	(989,694)	(5,305,339)

Class I
Proceeds from Shares Issued (502,647 and 1,010,051 shares, respectively)	4,478,909	8,960,934
Distributions Reinvested (425,649 and 780,904 shares, respectively)	3,760,679	6,949,826
Redemption Fee Proceeds	62	4,218
Cost of Shares Redeemed (951,660 and 3,080,389 shares, respectively)	(8,471,659)	(27,349,843)
Total Class I	(232,009)	(11,434,865)

Net Decrease in Net Assets from Capital Share Transactions	(1,221,703)	(16,740,204)

Total Decrease in Net Assets	(6,671,558)	(8,546,444)

Net Assets:
Beginning of Period	110,164,554	118,710,998
End of Period	$103,492,996	$110,164,554

See accompanying notes to financial statements.

The Covered Bridge Fund - Class A
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout each period presented.

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	March 31, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.21		$8.57	$8.42	$9.82	$7.71	$9.48
Increase (Decrease) From Operations:
Net investment income (1)	0.07		0.16	0.16	0.12	0.12	0.13
Net realized and unrealized gain (loss) on Investments	(0.13)		1.22	0.76	(0.80)	2.64	(1.40)
Total from operations	(0.06)		1.38	0.92	(0.68)	2.76	(1.27)
Less Distributions:
From net investment income	(0.06)		(0.16)	(0.15)	(0.12)	(0.11)	(0.09)
From net realized gain	(0.34)		(0.58)	(0.62)	(0.60)	(0.54)	(0.30)
From return of capital	—		—	—	—	—	(0.11)
Total Distributions	(0.40)		(0.74)	(0.77)	(0.72)	(0.65)	(0.50)
Paid in capital from redemption fees (1), (3)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$8.75		$9.21	$8.57	$8.42	$9.82	$7.71
Total Return (2)	(0.61	)% (6)	16.65%	10.74%	(7.61)%	35.96%	(13.71)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,964		$10,452	$14,874	$14,730	$16,009	$11,313
Ratio of expenses to average net assets:
before reimbursement (4)	1.86	% (5)	1.80%	1.76%	1.67%	1.73%	1.79%
net of reimbursement	1.79	% (5)	1.73%	1.71%	1.67%	1.69%	1.70%
Ratio of expenses to average net assets, excluding interest expense:
before reimbursement (4)	1.72	% (5)	1.72%	1.70%	1.65%	1.69%	1.74%
net of reimbursement	1.65	% (5)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets	1.48	% (5)	1.80%	1.74%	1.18%	1.20%	1.49%
Portfolio turnover rate	49	% (6)	125%	154%	147%	232%	204%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of sales loads and redemptions fees. Had the adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Amount is less than $.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Covered Bridge Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout each period presented.

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	March 31, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.14		$8.51	$8.37	$9.77	$7.68	$9.44
Increase (Decrease) From Operations:
Net investment income (1)	0.08		0.18	0.18	0.14	0.14	0.15
Net realized and unrealized gain (loss) on Investments	(0.12)		1.21	0.75	(0.80)	2.63	(1.38)
Total from operations	(0.04)		1.39	0.93	(0.66)	2.77	(1.23)
Less Distributions:
From net investment income	(0.08)		(0.18)	(0.17)	(0.14)	(0.14)	(0.12)
From net realized gain	(0.34)		(0.58)	(0.62)	(0.60)	(0.54)	(0.30)
From return of capital	—		—	—	—	—	(0.11)
Total Distributions	(0.42)		(0.76)	(0.79)	(0.74)	(0.68)	(0.53)
Paid in capital from redemption fees (1), (3)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$8.68		$9.14	$8.51	$8.37	$9.77	$7.68
Total Return (2)	(0.48	)% (6)	16.97%	10.96%	(7.40)%	36.23%	(13.42)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$94,529		$99,713	$103,837	$91,064	$89,352	$70,696
Ratio of expenses to average net assets:
before reimbursement (4)	1.61	% (5)	1.55%	1.51%	1.42%	1.48%	1.54%
net of reimbursement	1.54	% (5)	1.48%	1.46%	1.42%	1.44%	1.45%
Ratio of expenses to average net assets, excluding interest expense:
before reimbursement (4)	1.47	% (5)	1.47%	1.45%	1.40%	1.44%	1.49%
net of reimbursement	1.40	% (5)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	1.73	% (5)	2.03%	1.99%	1.43%	1.46%	1.74%
Portfolio turnover rate	49	% (6)	125%	154%	147%	232%	204%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees. Had the adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Amount is less than $.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2025

1.	ORGANIZATION

The Covered Bridge Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek current income and realized gains from writing options with capital appreciation as a secondary objective. The Fund commenced operations on October 1, 2013.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.25%. Class I shares are offered at net asset value. The Fund charges a fee of 1.00% on redemptions of shares held for less than 90 days. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including FASB Accounting Standards Update (“ASU”) No. 2013-08.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider the following factors, among others, to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

The following tables summarize the inputs used as of March 31, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$93,872,127	$—	$—	$93,872,127
Short-Term Investments	8,962,226	—	—	8,962,226
Put Options Purchased	294,800	—	—	294,800
Total	$103,129,153	$—	$—	$103,129,153
Liabilities
Call Options Written	(477,445)	(48,825)	—	(526,270)
Total	$(477,445)	$(48,825)	$—	$(526,270)

The Fund did not hold any Level 3 securities during the period ended March 31, 2025.

*	Please refer to the Schedule of Investments for Industry Classification.

Foreign Currency Translations – The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of March 31, 2025 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2025:

Derivative Investments		Location on the Statement of Assets and
Type	Risk	Liabilities	Amount
Options Purchased	Equity	Investments in Securities at Value	$294,800
Options Written	Equity	Options Written, at value	(526,270)

The following is a summary of the location of derivative investments in the Fund’s Statement of Operations for the six months ended March 31, 2025:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Gain on Investments and Options Purchased	$(103,801)
Options Written	Equity	Net Realized Gain on Options Written	2,456,127
Options Purchased	Equity	Net Change in Unrealized Appreciation (Depreciation) on Investments and Options Purchased	176,309
Options Written	Equity	Net Change in Unrealized Appreciation (Depreciation) on Options Written	140,754

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2022 – September 30, 2024, or expected to be taken in the Fund’s September 30, 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly, and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. As of March 31, 2025, the Fund held $986,100 in cash at Interactive Brokers.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Stonebridge Capital Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets. For the six months ended March 31, 2025, the Adviser earned management fees of $535,203.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual and indemnification of Fund service providers (other than the Adviser))) at least until February 1, 2026, so that the total annual operating expenses of the Fund do not exceed 1.65% and 1.40% of the average daily net assets for its Class A and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at time of waiver, within three years of when the amounts were waived. During the six months ended March 31, 2025, the Adviser waived $35,381 in fees pursuant to its contractual agreement.

As of September 30, 2024, the following amounts are subject to recapture by the Adviser by September 30 of the following years:

2025	2026	2027	Total
$—	$53,193	$72,550	$125,743

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated by the Fund at an annual rate of 0.25% of the average daily net assets of Class A shares. For the six months ended March 31, 2025, pursuant to the Plan, the Fund paid $12,197. No such fees are payable with respect to Class I shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the six months ended March 31, 2025, the Distributor did not receive any underwriting commissions for sales of the Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2025, amounted to $48,304,739 and $54,347,737, respectively.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The Fund received redemption fees of $68 and $4,742, for the six months ended March 31, 2025, and the year ended September 30, 2024, respectively.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments (including open positions in written options) in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2025, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$124,355,672	$1,073,488	$(22,826,277)	$(21,752,789)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2024, and September 30, 2023, were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$9,442,027	$10,684,217
Long-Term Capital Gain	14,029	—
	$9,456,056	$10,684,217

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Losses)
$1,962,654	$—	$—	$—	$(31,285)	$(13,297,835)	$(11,366,466)

The difference between book basis and tax basis accumulated net realized losses and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

During the fiscal year ended September 30, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits and adjustments for prior year tax returns, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2024, as follows:

Paid In	Accumulated
Capital	Losses
$376,155	$(376,155)

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Charles Schwab & Co, Inc. and Pershing LLC, accounts holding shares for the benefit of others in nominee name, held approximately 58% and 25%, respectively, of the voting securities of the Fund. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of either class.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-525-2151 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Covered Bridge Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/2/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/2/25

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	6/2/25